Finance debt - Ordinary bonds (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Borrowings	€ 30,390	€ 28,729
Ordinary Bonds with sustainability-linked bonds
Borrowings
Nominal value	22,077
Discount on bond issue and accrued expenses	259
Borrowings	22,336
Euro Medium Term Notes, Ordinary Bonds with sustainability-linked bonds [member]
Borrowings
Nominal value	15,267
Discount on bond issue and accrued expenses	205
Borrowings	15,472
Other Bonds
Borrowings
Nominal value	6,810
Discount on bond issue and accrued expenses	54
Borrowings	6,864
ENI SpA | Euro Medium Term Notes One
Borrowings
Nominal value	1,250
Discount on bond issue and accrued expenses	23
Borrowings	€ 1,273
Borrowings, original currency	EUR
Borrowings, maturity	2033
Borrowings, interest rate	4.25%
ENI SpA | Euro Medium Term Notes Two
Borrowings
Nominal value	€ 1,200
Discount on bond issue and accrued expenses	14
Borrowings	€ 1,214
Borrowings, original currency	EUR
Borrowings, maturity	2025
Borrowings, interest rate	3.75%
ENI SpA | Euro Medium Term Notes Three
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	60
Borrowings	€ 1,060
Borrowings, original currency	EUR
Borrowings, maturity	2029
Borrowings, interest rate	3.625%
ENI SpA | Euro Medium Term Notes Four
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	26
Borrowings	€ 1,026
Borrowings, original currency	EUR
Borrowings, maturity	2034
Borrowings, interest rate	3.875%
ENI SpA | Euro Medium Term Notes Five
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	13
Borrowings	€ 1,013
Borrowings, original currency	EUR
Borrowings, maturity	2026
Borrowings, interest rate	1.50%
ENI SpA | Euro Medium Term Notes Six
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	11
Borrowings	€ 1,011
Borrowings, original currency	EUR
Borrowings, maturity	2031
Borrowings, interest rate	2.00%
ENI SpA | Euro Medium Term Notes Seven
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	5
Borrowings	€ 1,005
Borrowings, original currency	EUR
Borrowings, maturity	2026
Borrowings, interest rate	1.25%
ENI SpA | Euro Medium Term Notes Eight
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	4
Borrowings	€ 1,004
Borrowings, original currency	EUR
Borrowings, maturity	2030
Borrowings, interest rate	0.625%
ENI SpA | Euro Medium Term Notes Nine
Borrowings
Nominal value	€ 800
Discount on bond issue and accrued expenses	4
Borrowings	€ 804
Borrowings, original currency	EUR
Borrowings, maturity	2028
Borrowings, interest rate	1.625%
ENI SpA | Euro Medium Term Notes Ten
Borrowings
Nominal value	€ 750
Discount on bond issue and accrued expenses	9
Borrowings	€ 759
Borrowings, original currency	EUR
Borrowings, maturity	2027
Borrowings, interest rate	1.50%
ENI SpA | Euro Medium Term Notes Eleven
Borrowings
Nominal value	€ 750
Discount on bond issue and accrued expenses	(3)
Borrowings	€ 747
Borrowings, original currency	EUR
Borrowings, maturity	2034
Borrowings, interest rate	1.00%
ENI SpA | Euro Medium Term Notes Twelve
Borrowings
Nominal value	€ 722
Discount on bond issue and accrued expenses	9
Borrowings	€ 731
Borrowings, original currency	USD
Borrowings, maturity	2027
Borrowings, interest rate description	variable
ENI SpA | Euro Medium Term Notes Thirteen
Borrowings
Nominal value	€ 650
Discount on bond issue and accrued expenses	5
Borrowings	€ 655
Borrowings, original currency	EUR
Borrowings, maturity	2025
Borrowings, interest rate	1.00%
ENI SpA | Euro Medium Term Notes Fourteen
Borrowings
Nominal value	€ 600
Discount on bond issue and accrued expenses	(1)
Borrowings	€ 599
Borrowings, original currency	EUR
Borrowings, maturity	2028
Borrowings, interest rate	1.125%
ENI SpA | Euro Medium Term Notes Fifteen
Borrowings
Nominal value	€ 500
Discount on bond issue and accrued expenses	4
Borrowings	€ 504
Borrowings, original currency	EUR
Borrowings, maturity	2025
Borrowings, interest rate	1.275%
ENI SpA | Euro Medium Term Notes Sixteen
Borrowings
Nominal value	€ 100
Discount on bond issue and accrued expenses	4
Borrowings	€ 104
Borrowings, original currency	EUR
Borrowings, maturity	2028
Borrowings, interest rate	5.441%
ENI SpA | Euro Medium Term Notes Seventeen
Borrowings
Nominal value	€ 75
Discount on bond issue and accrued expenses	1
Borrowings	€ 76
Borrowings, original currency	EUR
Borrowings, maturity	2043
Borrowings, interest rate	3.875%
ENI SpA | Euro Medium Term Notes Eighteen
Borrowings
Nominal value	€ 70
Discount on bond issue and accrued expenses	1
Borrowings	€ 71
Borrowings, original currency	EUR
Borrowings, maturity	2032
Borrowings, interest rate	4.00%
ENI SpA | Euro Medium Term Notes Nineteen
Borrowings
Nominal value	€ 50
Discount on bond issue and accrued expenses	1
Borrowings	€ 51
Borrowings, original currency	EUR
Borrowings, maturity	2031
Borrowings, interest rate	4.80%
ENI SpA | Euro Medium Term Notes Twenty
Borrowings
Nominal value	€ 1,000
Borrowings	€ 1,000
Borrowings, original currency	EUR
Borrowings, maturity	2028
Borrowings, interest rate	0.375%
ENI SpA | Euro Medium Term Notes Twenty One
Borrowings
Nominal value	€ 750
Discount on bond issue and accrued expenses	15
Borrowings	€ 765
Borrowings, original currency	EUR
Borrowings, maturity	2027
Borrowings, interest rate	3.625%
ENI SpA | Other bonds One
Borrowings
Nominal value	€ 1,202
Discount on bond issue and accrued expenses	(20)
Borrowings	€ 1,182
Borrowings, original currency	USD
Borrowings, maturity	2054
Borrowings, interest rate	5.95%
ENI SpA | Other bonds Two
Borrowings
Nominal value	€ 962
Discount on bond issue and accrued expenses	8
Borrowings	€ 970
Borrowings, original currency	USD
Borrowings, maturity	2028
Borrowings, interest rate	4.75%
ENI SpA | Other bonds Three
Borrowings
Nominal value	€ 962
Discount on bond issue and accrued expenses	2
Borrowings	€ 964
Borrowings, original currency	USD
Borrowings, maturity	2029
Borrowings, interest rate	4.25%
ENI SpA | Other bonds Four
Borrowings
Nominal value	€ 962
Discount on bond issue and accrued expenses	(3)
Borrowings	€ 959
Borrowings, original currency	USD
Borrowings, maturity	2034
Borrowings, interest rate	5.50%
ENI SpA | Other bonds Five
Borrowings
Nominal value	€ 337
Discount on bond issue and accrued expenses	1
Borrowings	€ 338
Borrowings, original currency	USD
Borrowings, maturity	2040
Borrowings, interest rate	5.70%
ENI SpA | Other bonds Seven
Borrowings
Nominal value	€ 2,000
Discount on bond issue and accrued expenses	64
Borrowings	€ 2,064
Borrowings, original currency	EUR
Borrowings, maturity	2028
Borrowings, interest rate	4.30%
Eni USA Inc | Other bonds Six
Borrowings
Nominal value	€ 385
Discount on bond issue and accrued expenses	2
Borrowings	€ 387
Borrowings, original currency	USD
Borrowings, maturity	2027
Borrowings, interest rate	7.30%